SCHEDULE I - Summary Of Investments - Other Than Investments in Related Parties Summary Of Investments - Other than Investments In Related Parties (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	$ 16,584.7
Fair Value	18,054.7
Amount At Which Shown In The Balance Sheet	18,054.7
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	1,272.6	[1]
Fair Value	1,272.6	[1]
Amount At Which Shown In The Balance Sheet	1,272.6	[1]
Short-term investments | Foreign Government Debt
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost	6.3
Fair Value	6.3
Amount At Which Shown In The Balance Sheet	$ 6.3

[1]	Includes $6.3 million in treasury bills issued by the Australian government.